Note 5 Commitments - Schedule of Future Minimum Lease Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments due under operating leases	$ 23,276	$ 74,194